STATEMENTS OF OPERATIONS - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
STATEMENTS OF OPERATIONS
General and administrative expenses	$ 2,214,615	$ 2,390,889
General and administrative expenses - related party	108,387	180,000
Franchise tax expenses	185,205	169,141
Loss from operations	(2,508,207)	(2,740,030)
Other income (expenses):
Change in fair value of derivative warrant liability	5,665,840	5,146,470
Offering costs - derivative warrant liability	(34,474)
Loss upon issuance of private placement warrants	(4,154,950)
Gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liability		179,595
Income from investments held in Trust Account	41,153	2,400,690
Other income (expenses)	1,517,569	7,726,755
Net income (loss) before income taxes	(990,638)	4,986,725
Provision for income tax	0	(438,374)
Net income (loss)	$ (990,638)	$ 4,548,351
Weighted average shares outstanding of common stock, basic	15,083,469	21,451,875
Basic net income per share, common stock	$ (0.07)	$ 0.21
Weighted average shares outstanding of common stock, diluted	15,083,469	21,451,875
Diluted net income per share, common stock	$ (0.07)	$ 0.39